Share-based Compensation Employee Share Purchase Plan (Details) (Employee Stock)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Employee Stock
Employee Share Purchase Plan
Stock issued during period, shares, employee stock purchase plan	3,568	3,943	6,293